Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Receivables

All figures in £ millions	2019	2018
Current
Trade receivables	903	874
Royalty advances	4	5
Prepayments	138	103
Investment in finance lease receivable	25	—
Deferred contract costs	—	1
Accrued income	11	2
Other receivables	194	193

	1,275	1,178

Non-current
Trade receivables	15	30
Royalty advances	—	21
Prepayments	7	13
Investment in finance lease receivable	171	—
Deferred contract costs	—	1
Accrued income	5	10
Other receivables	115	25

	313	100

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2019	2018
At beginning of year	(96)	(116)
Adjustment on initial application of IFRS 9	—	(12)
Exchange differences	3	2
Income statement movements	(35)	(1)
Utilised	36	31

At end of year	(92)	(96)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s trade receivables is as follows:

All figures in £ millions	2019	2018
Within due date	654	606
Up to three months past due date	155	172
Three to six months past due date	35	72
Six to nine months past due date	9	16
Nine to 12 months past due date	14	24
More than 12 months past due date	51	14

Net trade receivables	918	904